Expense Example - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Dividend Growth Fund - Class A
Expense Example:
1 year	$ 670
3 years	872
5 years	1,091
10 years	1,718
Fidelity Advisor Dividend Growth Fund - Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	1,878
Fidelity Advisor Dividend Growth Fund - Class M
Expense Example:
1 year	472
3 years	730
5 years	1,007
10 years	1,797
Fidelity Advisor Dividend Growth Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Dividend Growth Fund - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762